Note 11 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands								12 Months Ended
	Jun. 26, 2023	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 CAD ($)	Feb. 07, 2023 USD ($) $ / shares shares	May 20, 2022 shares	Jun. 15, 2017	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 16, 2023 $ / shares
Statement Line Items [Line Items]
Proceeds from issue of flow through shares								$ 15,998	$ 0
Flow-through share premium liability		$ 2,986	$ 2,986					$ 1,969	$ 0
Proceeds from issuing shares		59,691
Proceeds from issuing shares, net of related cost		55,749
Stock options issuance limitations, maximum percentage of allowed issuable common shares								5.00%
Option life, share options granted								3	3
Expense from share-based payment transactions with employees and consultants								$ 1,124	$ 1,393
Number of share options granted in share-based payment arrangement								236,928	230,089
Number of share options expired in share-based payment arrangement								20,000
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares								1.50%
Life of restricted share units and performance share units (Year)								5 years
Number of common shares issuable from a restricted share unit (in shares) | shares								1
Total expense from share-based payment transactions								$ 2,894	$ 3,250
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares								1.00%
Stock option awards [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented								748,541	627,008
Restricted share units and performance share units [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented								292,697	292,498
Deferred share units [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented								498,589	420,115
Gatling Exploration Inc. [member]
Statement Line Items [Line Items]
Asset acquisition, replacement stock options issued (in shares) | shares						43,675
Number of share options expired in share-based payment arrangement									27,719
Share options, vesting period, 12 months [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement								76,344	52,182
Options vesting, period, tranche one (Month)								12 months
Share options, vesting period, 24 month [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement								76,355	16,234
Options vesting, period, tranche two (Month)								24 months
Share options, vesting period, 36 months [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement								76,361	16,234
Options vesting, period, tranche three (Month)								36 months
Share options [member] | Exploration and evaluation assets [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions, capitalized								$ 165	$ 52
Restricted share units1 [member]
Statement Line Items [Line Items]
Options vesting, period, tranche one (Month)								12 months
Options vesting, period, tranche two (Month)								24 months
Options vesting, period, tranche three (Month)								36 months
Total expense from share-based payment transactions								$ 671	$ 731
Number of other equity instruments granted in share-based payment arrangement								56,425	84,644
Number of other equity instruments vesting in 12 months (in shares) | shares								17,725	52,182
Number of other equity instruments vesting in 24 months (in shares) | shares								17,734	16,234
Number of other equity instruments vesting in 36 months (in shares) | shares								17,739	16,234
Restricted share units1 [member] | Exploration and evaluation assets [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions, capitalized								$ 91	$ 0
Performance share units [member]
Statement Line Items [Line Items]
Total expense from share-based payment transactions								$ 229	$ 619
Number of other equity instruments granted in share-based payment arrangement								156,861	87,375
Number of equity instruments that vest upon achievement (in shares) | shares								117,646	65,531
Equity instrument, performance period (Year)									3 years
Equity instruments subject to performance factor (in shares) | shares								39,215	21,844
Performance share units [member] | Share unit plan [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of other equity instruments granted in share-based payment arrangement (Year)								5 years
Performance share units [member] | Exploration and evaluation assets [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions, capitalized								$ 131	$ 0
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement								70,882	32,426
Expense from share-based payment transactions with employees								$ 869	$ 507
Number of instruments other equity instruments granted in lieu of director fees (in shares) | shares								7,592	4,611
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted							5
Performance share unit payout, percentage	200.00%
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage	0.00%
Underwriters commission expense [member]
Statement Line Items [Line Items]
Share issue related cost		3,010
Legal and filing Expense [member]
Statement Line Items [Line Items]
Share issue related cost		$ 932
Ordinary shares [member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares					$ 42,558
Total number of shares issued (in shares) | shares					2,905,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares					$ 14.65
Flow-through shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares		969,450	969,450
Shares Issued, Price Per Share (in dollars per share) | (per share)		$ 17.67	$ 17.67							$ 23.75
Proceeds from issue of flow through shares			$ 17,133	$ 23,024
Share premium per share (in dollars per share) | $ / shares		$ 3.08	$ 3.08
Flow-through share premium liability		$ 2,986	$ 2,986